Notes Payable (Narrative) (Details)	12 Months Ended		51 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended								1 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 28, 2013 Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] CAD	Dec. 28, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Robert Edmunds [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Robert Edmunds - 2 [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Robert Edmunds - 2 [Member] Convertible Promissory Notes [Member] CAD	Nov. 30, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Nov. 30, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Oct. 31, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Dec. 28, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Jason Finnis [Member] Convertible Promissory Notes [Member] CAD	Oct. 31, 2013 Mr. Kenneth Barker [Member] Convertible Promissory Notes [Member] USD ($)	Dec. 28, 2013 Mr. Kenneth Barker [Member] Convertible Promissory Notes [Member] USD ($)
Convertible debenture issued	$ 8,307,249	$ 10,051,262					$ 467,369	500,000			$ 42,255	45,000			$ 96,180	100,000			$ 50,000
Debt Instrument, Interest Rate, Stated Percentage							20.00%	20.00%							12.00%	12.00%			12.00%
Bonus common shares issued							181,666	181,666
Accrued Interest									20,896	22,667							1,210	1,290		1,234
Convertible Debt, Current									532,576	567,267							48,132	51,290		51,234
Repayments of Convertible Debt													48,326	50,000
Interest Paid	1,347,905	9,435	0										441	460
Debt Instrument, Convertible, Conversion Price					$ 0.60
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price	$ 1.15	$ 4.02	$ 1.15	$ 3.57	$ 0.70
Class of Warrant or Right, Weighted Average Remaining Contractual Term					5 years	5 years
Debt Instrument, Convertible, Beneficial Conversion Feature	188,140				188,140	200,000
Accretion expense	33,495		33,495		33,495	34,483
Debt Instrument, Convertible, Beneficial Conversion Feature, After Accretion					$ 154,645	165,517